UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC

350 Madison Avenue, 9th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2014
Shares		Fair Value
	Investments in Securities – 110.85%
	Common Stocks – 110.16%
	China – 9.71%
	E-Commerce / Products – 2.01%
1,561,850	Vipshop Holdings Ltd ADS * (a)	$30,518,549
	E-Commerce / Services – 0.77%
1,593,200	SouFun Holdings Ltd ADR	11,773,748
	Gas - Distribution – 0.83%
2,214,000	ENN Energy Holdings Ltd	12,561,945
	Internet Security – 1.12%
296,770	Qihoo 360 Technology Co Ltd ADR *	16,993,050
	Web Portals / ISP – 4.98%
292,400	Baidu Inc ADR * (a)	66,658,428
240,000	SINA Corp *	8,978,400
		75,636,828
	Total China (cost $129,925,146)	$147,484,120

	Hong Kong – 2.61%
	Alternative Waste Technology – 2.61%
26,675,000	China Everbright International Ltd	39,695,094
	Total Hong Kong (cost $16,055,151)	$39,695,094

	Japan – 13.52%
	Audio / Video Products – 4.22%
2,514,600	Sony Corp	51,856,612
597,700	Sony Corp ADR (a)	12,234,919
		64,091,531
	Chemicals - Diversified – 3.47%
747,900	Nitto Denko Corp	42,249,691
159,000	Shin-Etsu Chemical Co Ltd	10,431,578
		52,681,269
	E-Commerce / Products – 2.35%
2,547,869	Rakuten Inc	35,754,532
	Electronic Components - Miscellaneous – 0.55%
437,700	Alps Electric Co Ltd	8,429,453
	Entertainment Software – 0.64%
464,876	Square Enix Holdings Co Ltd	9,724,417
	Finance - Other Services – 2.29%
1,473,369	Japan Exchange Group Inc	34,851,115
	Total Japan (cost $178,655,993)	$205,532,317

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2014
Shares		Fair Value
	Common Stocks (continued)
	United States – 84.32%
	Advertising Agencies – 1.70%
89,970	Alliance Data Systems Corp * (a)	$25,735,919
	Apparel Manufacturers – 1.37%
238,160	Carter’s Inc (a)	20,793,750
	Auto / Truck Parts & Equipment – 1.32%
187,840	Visteon Corp * (a)	20,072,582
	Cable / Satellite Television – 2.86%
748,570	Comcast Corp, Class A	43,424,546
	Commercial Services - Finance – 3.43%
605,560	MasterCard Inc, Class A (a)	52,175,050
	Computer Aided Design – 1.05%
456,360	Aspen Technology Inc * (a)	15,981,727
	Computers – 4.30%
591,620	Apple Inc (a)	65,303,016
	Computers - Memory Devices – 1.25%
556,870	Spansion Inc, Class A * (a)	19,056,091
	Consulting Services – 1.51%
358,740	Verisk Analytics Inc, Class A * (a)	22,977,297
	E-Commerce / Products – 0.79%
38,400	Amazon.com Inc * (a)	11,917,440
	E-Commerce / Services – 3.84%
360,090	Coupons.com Inc *	6,391,598
935,330	Groupon Inc *	7,725,826
591,880	TripAdvisor Inc * (a)	44,189,761
		58,307,185
	Electronic Components - Semiconductors – 2.95%
97,100	OmniVision Technologies Inc * (a)	2,524,600
524,870	ON Semiconductor Corp *	5,316,933
855,780	Xilinx Inc (a)	37,046,716
		44,888,249
	Electronic Design Automation – 2.91%
598,670	Cadence Design Systems Inc *	11,356,770
755,120	Synopsys Inc * (a)	32,825,066
		44,181,836
	Enterprise Software / Services – 0.56%
166,970	Guidewire Software Inc *	8,453,691
	Entertainment Software – 1.82%
799,980	Activision Blizzard Inc	16,119,597
411,510	Take-Two Interactive Software Inc *	11,534,625
		27,654,222
	Finance - Credit Card – 3.19%
185,050	Visa Inc, Class A (a)	48,520,110

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2014
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Finance - Other Services – 3.99%
276,620	Intercontinental Exchange Group Inc	$60,660,000
	Internet Content - Entertainment – 2.44%
329,910	Facebook Inc, Class A *	25,739,578
635,810	Pandora Media Inc. *	11,336,492
		37,076,070
	Investment Management / Advisory Services – 1.90%
136,330	Affiliated Managers Group Inc * (a)	28,934,679
	Medical - Biomedical / Genetics – 8.17%
206,940	Alexion Pharmaceuticals Inc * (a)	38,290,108
249,460	BioMarin Pharmaceuticals Inc * (a)	22,551,184
566,100	Celgene Corp *	63,323,946
		124,165,238
	Medical - Drugs – 1.18%
370,640	ACADIA Pharmaceuticals Inc * (a)	11,767,820
89,980	Eli Lilly & Co	6,207,720
		17,975,540
	Medical - Outpatient / Home Medical – 2.01%
910,774	Premier Inc, Class A * (a)	30,538,252
	Medical - Wholesale Drug Distribution – 2.88%
485,310	AmerisourceBergen Corp (a)	43,755,550
	Multimedia – 2.29%
944,340	Twenty-First Century Fox Inc, Class B (a)	34,836,703
	Office Automation & Equipment – 0.73%
455,540	Pitney Bowes Inc	11,101,510
	Publishing - Newspapers – 1.71%
1,722,285	News Corp, Class B * (a)	25,972,058
	Retail - Consumer Electronics – 0.34%
132,430	Best Buy Co Inc	5,162,121
	Retail - Discount – 8.87%
316,070	Costco Wholesale Corp (a)	44,802,923
677,590	Dollar General Corp *	47,905,613
597,330	Dollar Tree Inc * (a)	42,040,085
		134,748,621
	Retail - Drug Store – 1.51%
300,490	Walgreens Boots Alliance Inc	22,897,338
	Retail - Home Furnishings – 1.00%
157,870	Restoration Hardware Holdings Inc *	15,157,099
	Retail - Major Department Stores – 1.98%
379,760	Nordstrom Inc (a)	30,149,146

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2014
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Semiconductor Components - Integrated Circuits – 0.12%
59,240	Maxim Integrated Products Inc	$1,887,979
	Semiconductor Equipment – 3.64%
210,000	Applied Materials Inc	5,233,200
435,640	Lam Research Corp (a)	34,563,678
779,770	Teradyne Inc (a)	15,431,648
		55,228,526
	Television – 2.88%
790,600	CBS Corp, Class B (a)	43,751,804
	Transport - Rail – 1.83%
227,730	Kansas City Southern	27,789,891
	Total United States (cost $1,021,005,087)	$1,281,230,836

	Total Common Stock (cost $1,345,641,377)	$1,673,942,367

Par
	Convertible Bond – 0.69%
	United States – 0.69%
	Internet Content - Entertainment – 0.69%
11,959,000	Twitter Inc, 1.00% due 09/15/2021	10,419,279
	Total United States (cost $11,912,220)	$10,419,279

	Total Convertible Bond (cost $11,912,220)	$10,419,279

	Total Investments in Securities (cost $1,357,553,597)	$1,684,361,646

	Other Liabilities in Excess of Assets - (10.85%) **	$(164,813,437)

	Net Assets - 100.00%	$1,519,548,209

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $155,343,299 invested in a BNY Mellon Money Market Account, which is 10.22% of net assets.
ADR	American Depositary Receipt
ADS	American Depositary Shares

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

December 31, 2014
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Advertising Agencies	1.70
Alternative Waste Technology	2.61
Apparel Manufacturers	1.37
Audio / Video Products	4.22
Auto / Trucks Parts & Equipment	1.32
Cable / Satellite Television	2.86
Chemicals - Diversified	3.47
Commercial Services - Finance	3.43
Computer Aided Design	1.05
Computers	4.30
Computers - Memory Devices	1.25
Consulting Services	1.51
E-Commerce / Products	5.15
E-Commerce / Services	4.61
Electronic Components - Miscellaneous	0.55
Electronic Components - Semiconductors	2.95
Electronic Design Automation	2.91
Enterprise Software / Services	0.56
Entertainment Software	2.46
Finance - Credit Card	3.19
Finance - Other Services	6.28
Gas - Distribution	0.83
Internet Content - Entertainment	3.13
Internet Security	1.12
Investment Management / Advisory Services	1.90
Medical - Biomedical / Genetics	8.17
Medical - Drugs	1.18
Medical - Outpatient / Home Medical	2.01
Medical - Wholesale Drug Distribution	2.88
Multimedia	2.29
Office Automation & Equipment	0.73
Publishing - Newspapers	1.71
Retail - Consumer Electronics	0.34
Retail - Discount	8.87
Retail - Drug Store	1.51
Retail - Home Furnishings	1.00
Retail - Major Department Stores	1.98
Semiconductor Components - Integrated Circuits	0.12
Semiconductor Equipment	3.64
Television	2.88
Transport - Rail	1.83
Web Portals / ISP	4.98
Total Investments in Securities	110.85%

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		December 31, 2014
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 28.24%
	Common Stock – 28.24%
	China – 1.79%
	Computers – 0.67%
7,798,000	Lenovo Group Ltd	10,256,755
	Electronic Components - Miscellaneous – 0.65%
1,848,777	AAC Technologies Holdings Inc	9,905,631
	Metal - Aluminum – 0.04%
49,900	Aluminum Corp of China Ltd ADR	574,848
	Metal Processors & Fabrication – 0.13%
4,484,000	China Zhongwang Holdings Ltd	1,989,073
	Real Estate Operations / Development – 0.30%
3,689,200	Guangzhou R&F Properties Co Ltd, Class H	4,514,660
	Total China (proceeds $24,686,589)	$27,240,967

	Hong Kong – 1.12%
	Distribution / Wholesale – 0.55%
8,890,000	Li & Fung Ltd	8,322,714
	Electric - Integrated – 0.57%
1,007,500	CLP Holdings Ltd	8,737,032
	Total Hong Kong (proceeds $20,920,489)	$17,059,746

	India – 0.87%
	Computer Services – 0.87%
419,400	Infosys Ltd ADR	13,194,324
	Total India (proceeds $12,609,230)	$13,194,324

	Japan – 4.30%
	Building Products - Doors and Windows – 0.64%
1,962,000	Asahi Glass Co Ltd	9,638,584
	Chemicals - Diversified – 0.47%
614,485	Kuraray Co Ltd	7,062,516
	Computers - Integrated Systems – 0.53%
1,500,000	Fujitsu Ltd	8,060,803
	Diversified Manufacturing Operations – 0.63%
2,248,000	Toshiba Corp	9,607,366
	Electric Products - Miscellaneous – 0.26%
218,600	Brother Industries Ltd	4,018,469
	Office Automation & Equipment – 1.77%
594,600	Canon Inc	19,046,343
186,000	Seiko Epson Corp	7,896,409
		26,942,752
	Total Japan (proceeds $68,464,850)	$65,330,490

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2014
Shares		Fair Value
	Common Stocks (continued)
	South Korea – 0.38%
	Electronic Components - Miscellaneous – 0.38%
374,200	LG Display Co Ltd ADR	$5,669,130
	Total South Korea (proceeds $5,886,927)	$5,669,130

	Switzerland – 0.50%
	Computers - Peripheral Equipment – 0.50%
566,400	Logitech International SA	7,606,752
	Total Switzerland (proceeds $7,970,526)	$7,606,752

	Taiwan – 0.87%
	Electronic Components - Miscellaneous – 0.30%
896,100	AU Optronics Corp ADR	4,561,149
	Semiconductor Components - Integrated Circuits – 0.57%
602,700	Siliconware Precision Industries Co ADR	4,550,385
1,830,500	United Microelectronics Corp ADR	4,155,235
		8,705,620
	Total Taiwan (proceeds $11,510,861)	$13,266,769

	United States – 18.41%
	Beverages - Non-alcoholic – 0.84%
301,610	Coca-Cola Co	12,733,974
	Commercial Services – 0.25%
148,530	Weight Watchers International Inc	3,689,485
	Commercial Services - Finance – 0.62%
522,600	Western Union Co	9,359,766
	Computers - Integrated Systems – 0.60%
209,790	Teradata Corp	9,163,627
	Electric - Integrated – 4.01%
32,800	American Electric Power Co Inc	1,991,616
242,130	Consolidated Edison Inc	15,983,001
163,790	Duke Energy Corp	13,683,017
213,170	Edison International	13,958,372
310,720	Southern Co	15,259,459
		60,875,465
	Electronic Components - Miscellaneous – 0.88%
585,490	Corning Inc	13,425,286
	Electronic Components - Semiconductors – 1.67%
350,660	Cree Inc	11,298,265
156,000	Intel Corp	5,661,240
187,980	Microchip Technology Inc	8,479,778
		25,439,283

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2014
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Recreational Centers – 0.99%
266,160	Life Time Fitness Inc	$15,069,979
	REITS - Diversified – 0.62%
79,930	Vornado Realty Trust	9,408,560
	REITS - Office Property – 1.13%
59,770	Boston Properties Inc	7,691,801
120,790	Mack-Cali Realty Corp	2,302,257
381,140	Piedmont Office Realty Trust Inc, Class A	7,180,678
		17,174,736
	REITS - Warehouse / Industrial – 1.06%
372,600	Prologis Inc	16,032,978
	Retail - Apparel / Shoes – 0.57%
165,658	Buckle Inc	8,700,358
	Retail - Bedding – 0.94%
187,770	Bed Bath & Beyond Inc	14,302,441
	Retail - Regional Department Stores – 0.97%
223,320	Macy’s Inc	14,683,290
	Sector Fund - Technology – 1.19%
332,260	Market Vectors Semiconductor ETF	18,148,041
	Security Services – 0.82%
344,420	ADT Corp	12,478,337
	Toys – 1.25%
202,420	Hasbro Inc	11,131,077
254,930	Mattel Inc	7,888,810
		19,019,887
	Total United States (proceeds $271,956,805)	$279,705,493

	Total Common Stock (proceeds $424,006,277)	$429,073,671

	Total Securities Sold, Not Yet Purchased (proceeds $424,006,277)	$429,073,671

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2014
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Beverages - Non-alcoholic	0.84
Building Products - Doors and Windows	0.64
Chemicals - Diversified	0.47
Commercial Services	0.25
Commercial Services - Finance	0.62
Computers	0.67
Computers - Integrated Systems	1.13
Computers - Peripheral Equipment	0.50
Computer Services	0.87
Distribution / Wholesale	0.55
Diversified Manufacturing Operations	0.63
Electric - Integrated	4.58
Electric Products - Miscellaneous	0.26
Electronic Components - Miscellaneous	2.21
Electronic Components - Semiconductors	1.67
Metal - Aluminum	0.04
Metal Processors & Fabrication	0.13
Office Automation & Equipment	1.77
Real Estate Operations / Development	0.30
Recreational Centers	0.99
REITS - Diversified	0.62
REITS - Office Property	1.13
REITS - Warehouse / Industrial	1.06
Retail - Apparel / Shoes	0.57
Retail - Bedding	0.94
Retail - Regional Department	0.97
Sector Fund - Technology	1.19
Security Services	0.82
Semiconductor Components - Integrated Circuits	0.57
Toys	1.25
Total Securities Sold, Not Yet Purchased	28.24%

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - 0.57%
	Total Return Swap Contracts - 0.57%
	Audio / Video Products - 0.07%
$(11,879,515)	3/3/2016	Sharp Corp	$1,140,721

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.55%.

	Computers - (0.02%)
(13,391,993)	3/3/2016	Asustek Computer Inc	(140,607)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%.

(7,981,896)	3/3/2016	Quanta Computer Inc	(167,934)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.
			(308,541)

	Computers - Peripheral Equipment - (0.01%)
(11,957,177)	3/3/2016	Innolux Display Corp	(161,731)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.75%.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Products - Miscellaneous - 0.04%
$(14,163,954)	3/3/2016	LG Electronics Inc	$1,266,250

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.71%.

(12,087,708)	3/3/2016	LG Innotek Co Ltd	(715,192)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.95%.
			551,058
	Electronic Components - Miscellaneous - 0.06%
(10,349,271)	3/3/2016	AU Optronics Corp	(981,891)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.22%.

(18,365,601)	3/3/2016	Hon Hai Precision Industry Co Ltd	1,892,622

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(6,314,989)	3/3/2016	NEC Corporation	203,766

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous (continued)
$(5,104,810)	3/3/2016	Nippon Electric Glass Co Ltd	$(153,262)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			961,235
	Electronic Components - Semiconductors - 0.21%
(8,128,510)	3/4/2019	Inotera Memories Inc	(876,120)

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Inotera Memories Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.00%.

58,249,433	3/3/2016	Samsung Electronics Co Ltd	4,426,381

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(14,516,535)	3/3/2016	SK Hynix Inc	(409,447)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			3,140,814

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Food - Retail - (0.04%)
$(7,702,905)	3/3/2016	Delhaize Group SA	$46,951

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,930,747)	3/3/2016	Distribuidora Internacional de Alimentacion SA	223,278

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(16,716,792)	3/3/2016	Koninklijke Ahold NV	(275,093)

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(8,258,874)	12/10/2018	Sainsbury PLC	(333,853)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.26%.

(9,611,842)	12/10/2018	Tesco PLC	(20,436)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Food - Retail (continued)
$(5,080,986)	12/23/2019	Wesfarmers Ltd	$(38,858)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(7,857,887)	12/10/2018	WM Morrison Supermarkets PLC	(84,590)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,938,769)	12/23/2019	Woolworths Ltd	(85,786)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(568,387)
	Hotels & Motels - 0.16%
39,872,666	12/10/2018	Whitbread PLC	2,395,103

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Metal Processors & Fabrication - 0.03%
(15,117,847)	3/3/2016	Catcher Technology Co Ltd	435,997

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.96%.

	Photo Equipment & Supplies - 0.02%
(5,786,064)	3/3/2016	Largan Precision Co Ltd	(111,236)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Photo Equipment & Supplies (continued)
$(6,086,330)	3/3/2016	Nikon Corp	$405,362

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			294,126
	Retail - Discount - 0.04%
4,137,368	12/10/2018	B&M European Value Retail SA	228,110

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

7,364,070	12/10/2018	Poundland Group PLC	381,304

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

			609,414

	Semiconductor Components - Integrated Circuits - 0.04%
(8,934,088)	3/3/2016	Novatek Microelectronics Corp	(216,904)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits (continued)
$(7,518,968)	3/3/2016	Powertech Technology Inc	$(400,087)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

48,038,518	3/3/2016	QUALCOMM Inc	1,735,918

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(5,901,764)	3/3/2016	Realtek Semiconductor Corp	(233,369)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.39%.

(4,070,753)	3/3/2016	Siliconware Precision Industries Co	(154,938)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Siliconware Precision Industries Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

(2,287,049)	3/3/2016	United Microelectronics Corp	(89,605)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.
			641,015

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Television - 0.02%
$9,488,426	12/10/2018	ITV PLC	$182,982

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of ITV PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

6,099,349	3/3/2016	Nippon Television Holdings Inc	149,515

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
			332,497
	Web Portals / ISP - (0.05%)
24,647,550	3/3/2016	Google Inc, Class A	(772,444)

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$8,690,877

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

December 31, 2014
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Audio / Video Products	0.07
Computers	(0.02)
Computers - Peripheral Equipment	(0.01)
Electric Products - Miscellaneous	0.04
Electronic Components - Miscellaneous	0.06
Electronic Components - Semiconductors	0.21
Food - Retail	(0.04)
Hotels & Motels	0.16
Metal Processors & Fabrication	0.03
Photo Equipment & Supplies	0.02
Retail - Discount	0.04
Semiconductor Components - Integrated Circuits	0.04
Television	0.02
Web Portals / ISP	(0.05)
Total Swap Contracts	0.57%

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2014 (Unaudited)

1.	Fair Value Measurement

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s investments at fair value.

				Balance
	Level 1	Level 2	Level 3	December 31, 2014
Assets
Common Stock	$1,673,942,367	$—	$—	$1,673,942,367
Convertible Bond	—	10,419,279	—	10,419,279
Total Return Swaps	—	8,690,877	—	8,690,877
Total Assets	$1,673,942,367	$19,110,156	$—	$1,693,052,523

Liabilities
Common Stock	$429,073,671	$—	$—	$429,073,671
Total Liabilities	$429,073,671	$—	$—	$429,073,671

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2014 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

SilverBay Capital Management LLC (the“Advisor”) may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2014 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2014.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3.	Federal Income Tax Information

At September 30, 2014, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,423,299,394, and $434,871,590, respectively. For Federal income tax purposes, at September 30, 2014, accumulated net unrealized gain on portfolio investments was $223,127,106, consisting of $274,140,131 gross unrealized gain and $51,013,025 gross unrealized loss. The accumulated net unrealized gain on securities sold, not yet purchased, was $4,120,737, consisting of $30,085,359 gross unrealized gain and $25,964,622 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized gain on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and investments in partnerships and loss deferrals on unsettled short positions, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/26/2015

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/26/2015

* Print the name and title of each signing officer under his or her signature.